Note 3 - Trade Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2019	2018
Trade accounts receivable	11,807	12,907
Notes receivable	1,013	408
Less: allowance for doubtful accounts	(1,490)	(1,405)
Total	11,330	11,910
Less current portion	(11,328)	(11,884)
Total long-term portion	2	26

Schedule of Financing Receivables, Minimum Payments [Table Text Block]
Sales type leases
2020	12
2021	2
2022	-
2023	-
2024	-
Total minimum payments	14